Income Taxes - Unrecognized Tax Benefits Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of period	$ 18	$ 5	$ 2
Increases related to tax positions taken during a prior year	1	1	0
Increases related to tax positions taken during the current year	8	12	3
Decreases related to tax positions taken during a prior year	(6)	0	0
Unrecognized tax benefits at end of period	$ 21	$ 18	$ 5